Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000016090 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000016090 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 169656105 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016090 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016090 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000016090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000016090 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000016090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000016090 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
C000016090 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000135444 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000135444 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 169656105 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135444 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135444 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000135444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000135444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000135444 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
C000135444 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000016092 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000016092 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 169656105 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016092 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016092 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016092 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000016092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000016092 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000016092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000016092 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
C000016092 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000016036 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016036 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016036 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016036 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000016036 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016036 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016036 | iShares S&P 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016036 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016036 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016036 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000016036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016036 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000016036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000016036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000016036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016036 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000016036 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.40%
C000016036 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.80%
C000016036 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.80%
C000016036 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	2.00%
C000135443 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135443 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135443 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135443 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135443 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135443 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135443 | iShares S&P 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135443 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135443 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135443 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000135443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000135443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000135443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000135443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000135443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135443 | Equity
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000135443 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.40%
C000135443 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.80%
C000135443 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.80%
C000135443 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	2.00%
C000016038 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016038 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016038 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016038 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000016038 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016038 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016038 | iShares S&P 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016038 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016038 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016038 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000016038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016038 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000016038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016038 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000016038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000016038 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016038 | Equity
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000016038 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.40%
C000016038 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.80%
C000016038 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.80%
C000016038 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229366 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229366 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229366 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229366 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229366 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229366 | 26614N102 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229366 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229366 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229366 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229366 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229366 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229366 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000229366 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000229366 | Energy
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000229366 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229366 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000229366 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.00%
C000229366 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229367 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229367 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229367 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229367 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229367 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229367 | 26614N102 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229367 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229367 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229367 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229367 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229367 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229367 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000229367 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000229367 | Energy
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000229367 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229367 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000229367 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.00%
C000229367 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229365 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229365 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229365 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229365 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229365 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229365 | 26614N102 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229365 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229365 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229365 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229365 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229365 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229365 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000229365 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000229365 | Energy
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000229365 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229365 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000229365 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.00%
C000229365 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000212570 | Ambac Assurance Corporation, 0, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000212570 | GS Mortgage Securities Trust, 6.572, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212570 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212570 | GS Mortgage Securities Trust, 5.296, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212570 | MSP Deer Finance Syndicated Loan, 17, 2025-04-09
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 7.051, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 3.392, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212570 | Bear Stearns Asset Backed Securities I Trust, 11.46, 2034-10-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 5.36, 2046-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | WFRBS Commercial Mortgage Trust, 3.964, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000212570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000212570 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212570 | CDO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212570 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000212570 | CMO
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000212570 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000212570 | ABS
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000212570 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000212570 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	76.40%
C000212570 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.20%
C000212570 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000212571 | Ambac Assurance Corporation, 0, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000212571 | GS Mortgage Securities Trust, 6.572, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212571 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212571 | GS Mortgage Securities Trust, 5.296, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212571 | MSP Deer Finance Syndicated Loan, 17, 2025-04-09
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 7.051, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 3.392, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212571 | Bear Stearns Asset Backed Securities I Trust, 11.46, 2034-10-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 5.36, 2046-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | WFRBS Commercial Mortgage Trust, 3.964, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000212571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000212571 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212571 | CDO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212571 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000212571 | CMO
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000212571 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000212571 | ABS
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000212571 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000212571 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	76.40%
C000212571 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.20%
C000212571 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000212569 | Ambac Assurance Corporation, 0, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000212569 | GS Mortgage Securities Trust, 6.572, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212569 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212569 | GS Mortgage Securities Trust, 5.296, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212569 | MSP Deer Finance Syndicated Loan, 17, 2025-04-09
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 7.051, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 3.392, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212569 | Bear Stearns Asset Backed Securities I Trust, 11.46, 2034-10-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 5.36, 2046-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | WFRBS Commercial Mortgage Trust, 3.964, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000212569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000212569 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212569 | CDO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212569 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000212569 | CMO
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000212569 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000212569 | ABS
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000212569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000212569 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	76.40%
C000212569 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.20%
C000212569 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000078667 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000078667 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078667 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078667 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078667 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000078667 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000078667 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000169251 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000169251 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169251 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169251 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169251 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169251 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000169251 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169251 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000169252 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000169252 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169252 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169252 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169252 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169252 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000169252 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169252 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000047568 | United States Treasury Bill, 5.0160, 2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000047568 | United States Treasury Bill, 5.1205, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000047568 | United States Treasury Bill, 5.0864, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000047568 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000047568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000047568 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047568 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	55.80%
C000169250 | United States Treasury Bill, 5.0160, 2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169250 | United States Treasury Bill, 5.1205, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000169250 | United States Treasury Bill, 5.0864, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169250 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000169250 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000169250 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000169250 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169250 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	55.80%
C000047570 | United States Treasury Bill, 5.0160, 2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000047570 | United States Treasury Bill, 5.1205, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000047570 | United States Treasury Bill, 5.0864, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000047570 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000047570 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000047570 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047570 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	55.80%
C000216242 | Welltower OP, LLC, 2.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216242 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216242 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216242 | Ford Motor Company, 0.0000, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216242 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000216242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000216242 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000216242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216242 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216242 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	17.80%
C000216242 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216242 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	19.00%
C000216242 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	62.00%
C000216243 | Welltower OP, LLC, 2.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216243 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216243 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216243 | Ford Motor Company, 0.0000, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216243 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216243 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000216243 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000216243 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000216243 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216243 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216243 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216243 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216243 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216243 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	17.80%
C000216243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216243 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	19.00%
C000216243 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	62.00%
C000216241 | Welltower OP, LLC, 2.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216241 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216241 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216241 | Ford Motor Company, 0.0000, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000216241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000216241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000216241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216241 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216241 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	17.80%
C000216241 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216241 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	19.00%
C000216241 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	62.00%
C000172993 | United States Treasury Bill, 4.9678, 2024-07-18
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000172993 | United States Treasury Bill, 5.1441, 2024-10-10
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000172993 | United States Treasury Bill, 5.1578, 2024-09-12
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000172993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000172993 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000172993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	34.70%
C000172993 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	65.30%
C000172994 | United States Treasury Bill, 4.9678, 2024-07-18
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000172994 | United States Treasury Bill, 5.1441, 2024-10-10
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000172994 | United States Treasury Bill, 5.1578, 2024-09-12
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000172994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000172994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000172994 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	34.70%
C000172994 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	65.30%
C000172995 | United States Treasury Bill, 4.9678, 2024-07-18
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000172995 | United States Treasury Bill, 5.1441, 2024-10-10
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000172995 | United States Treasury Bill, 5.1578, 2024-09-12
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000172995 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000172995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000172995 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	34.70%
C000172995 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	65.30%